Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Leases	All of the Company’s leases qualify as operating leases.
	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Assets
Operating lease right-of-use assets	8,951	3,084

Liabilities
Operating lease liabilities, current	5,613	1,714
Operating lease liabilities, non-current	3,115	851
Total operating lease liabilities	8,728	2,565
Weighted average remaining lease term (years)	1.65	1.42
Weighted average discount rate	4.93%	4.59%

Information related to operating lease activity during the years ended March 31, 2023, 2024 and 2025 are as follows:

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Operating lease right-of-use assets obtained in exchange for lease obligations	8,384	4,545	3,635

Operating lease related expenses
Amortization of right-of-use assets	24,597	17,948	9,502
Interest of lease liabilities	1,777	199	318
	26,374	18,147	9,820
	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Operating lease payments (included in measurement of lease liabilities)	26,397	17,977	10,114

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Year ended March 31, 2025
RMB
For the year ending March 31,
2026	2,333
2027	822
2028	45
Total lease payments	3,200
Less: imputed interest	(635)
Total	2,565